Commitments (Details Narrative) - 12 months ended Dec. 31, 2024 £ in Thousands, $ in Thousands	GBP (£)	USD ($)
Microsoft Corporation [Member]
Long-Term Purchase Commitment [Line Items]
Committed to spend under agreement	£ 117,980	$ 147,660
Purchase commitment, period	5 years
Google [Member]
Long-Term Purchase Commitment [Line Items]
Purchase commitment, description	On November 20, 2024, the Company announced that it entered into a commercial agreement with Google Cloud EMEA Ltd (“Google”). Through this collaboration, Google will resell Rezolve AI’s Brain Suite.